CONSOLIDATED STATEMENTS OF FINANCIAL POSITION $ in Millions	Dec. 31, 2022 CAD ($) $ / shares	Dec. 31, 2021 CAD ($) $ / shares
Assets
Cash, cash equivalents and short-term securities	$ 11,219	$ 12,278
Debt securities	75,902	88,727
Equity securities	7,148	9,113
Mortgages and loans	56,261	51,692
Derivative assets	2,095	1,583
Other invested assets	11,215	8,759
Policy loans	3,350	3,261
Investment properties	10,102	9,109
Invested assets	177,292	184,522
Other assets	7,810	5,434
Reinsurance assets	4,801	3,683
Deferred tax assets	2,282	1,848
Intangible assets	4,724	3,370
Goodwill	8,705	6,517
Total general fund assets	205,614	205,374
Investments for account of segregated fund holders	125,292	139,996
Total assets	330,906	345,370
Liabilities
Insurance contract liabilities	140,418	147,811
Investment contract liabilities	3,314	3,368
Derivative liabilities	2,351	1,392
Deferred tax liabilities	630	322
Other liabilities	22,648	17,783
Senior debentures	200	200
Subordinated debt	6,676	6,425
Total general fund liabilities	176,237	177,301
Insurance and investment contracts for account of segregated fund holders	125,292	139,996
Total liabilities	301,529	317,297
Equity
Issued share capital and contributed surplus	10,640	10,615
Shareholders’ retained earnings and accumulated other comprehensive income	16,810	15,699
Total shareholders’ equity	27,450	26,314
Participating policyholders’ equity	1,837	1,700
Non-controlling interests’ equity	90	59
Total equity	29,377	28,073
Total liabilities and equity	$ 330,906	$ 345,370
Exchange rates at the end of the reporting periods (in USD per share) | $ / shares	1.35	1.26